Schedule of Investments
May 31, 2023
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–113.79%(a)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.76% (1 mo. USD LIBOR + 1.65%), 09/15/2023(b)(c)	$1,000,000	$950,602
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.37%, 08/10/2023(d)	1,037,015	1,030,985
Series 2013-GC17, Class D, 5.10%, 11/10/2023(b)(d)	4,000,000	3,545,244
Series 2014-GC19, Class D, 5.09%, 02/10/2024(b)(d)(e)	1,500,000	1,385,015
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 4.85%, 06/15/2023(b)(d)(e)	1,500,000	1,285,880
Series 2013-CR11, Class D, 5.11%, 09/10/2023(b)(d)(e)	14,523,000	14,077,543
Series 2013-CR6, Class D, 3.86%, 07/10/2023(b)(d)	3,375,000	2,515,715
Series 2013-CR8, Class D, 3.84%, 06/10/2023(b)(d)(e)	6,000,000	5,579,284
Series 2013-CR8, Class E, 4.00%, 06/10/2023(b)(d)	7,000,000	6,452,228
Series 2014-CR14, Class D, 4.59%, 01/10/2024(b)(d)(e)	12,267,000	9,824,499
Series 2014-CR16, Class D, 4.92%, 04/10/2024(b)(d)(e)	12,680,000	10,941,610
Series 2014-LC15, Class D, 5.00%, 03/10/2024(b)(d)(e)	9,010,000	8,274,987
Series 2014-UBS3, Class C, 4.73%, 05/10/2024(d)(e)	10,250,000	9,507,097
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2026(b)(d)	500,000	375,416
FREMF Mortgage Trust,
Series 2014-K36, Class B, 1.11%, 10/25/2023(b)(d)	1,025,000	1,014,673
Series 2015-KF12, Class B, 12.16% (1 mo. USD LIBOR + 7.10%), 06/25/2023(b)(c)	818,507	816,811
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.28% (1 mo. USD LIBOR + 4.17%), 07/15/2023(b)(c)	1,000,000	560,000
GS Mortgage Securities Trust,
Series 2013-GC10, Class D, 4.54%, 12/10/2024(b)(e)	6,625,000	5,348,412
Series 2013-GC13, Class D, 4.01%, 06/10/2025(b)(d)(e)	11,546,000	4,770,427
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(e)	8,500,000	6,117,875
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	1,330,000
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class D, 4.09%, 01/15/2024(d)(e)	$19,348,000	$16,294,501
Series 2013-C10, Class E, 3.50%, 01/15/2024(b)(d)	860,000	671,053
Series 2013-C13, Class XA, IO, 0.05%, 06/15/2023(e)(f)	18,965,176	190
Series 2013-C13, Class XC, IO, 0.11%, 07/15/2023(b)(f)	69,684,664	697
Series 2013-C16, Class D, 5.01%, 11/15/2023(b)(d)(e)	13,875,000	12,914,158
Series 2013-LC11, Class D, 4.14%, 06/15/2023(d)(e)	10,248,000	6,722,688
Series 2018-PHH, Class E, 7.82% (1 mo. USD LIBOR + 2.71%), 06/15/2023(b)(c)(e)	3,000,000	1,045,427
Series 2018-PHH, Class F, 8.42% (1 mo. USD LIBOR + 3.31%), 06/15/2023(b)(c)	2,500,000	509,605
Series 2018-WPT, Class FFX, 5.36%, 07/05/2023(b)(d)	3,500,000	2,828,350
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.05%, 06/15/2023(d)(e)	3,191,933	2,664,404
Series 2014-C19, Class B, 4.39%, 04/15/2024(d)	6,500,000	6,238,125
Series 2014-C19, Class D, 4.63%, 04/15/2024(b)(d)(e)	2,500,000	2,188,090
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class D, 4.05%, 06/15/2028(b)(d)(e)	3,426,000	1,592,767
Series 2013-C13, Class XA, IO, 0.91%, 11/15/2023(e)(f)	32,764,548	25,972
Series 2014-C14, Class D, 5.06%, 02/15/2024(b)(d)(e)	7,579,400	7,243,487
Series 2014-C15, Class D, 4.89%, 03/15/2024(b)(d)(e)	16,500,000	14,487,280
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.74%, 07/10/2023(b)(d)(e)	8,090,000	5,128,310
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.72%, 11/15/2023(b)(d)(e)	1,705,141	1,579,608
Series 2013-C14, Class D, 3.96%, 06/15/2023(b)(d)(e)	3,400,000	1,852,961
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	7,770,366
Series 2013-C17, Class D, 5.01%, 11/15/2023(b)(d)(e)	20,419,000	18,453,941
Series 2013-UBS1, Class D, 5.02%, 12/15/2023(b)(d)(e)	5,000,000	4,790,916
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(e)	10,000,000	8,527,146
Total Asset-Backed Securities (Cost $265,888,591)		219,234,345

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Shares		Value
Preferred Stocks–6.20%
Mortgage REITs–6.20%
Chimera Investment Corp., 8.00%, Series D, Pfd.(g)	167,800	$3,263,710
Dynex Capital, Inc., 6.90%, Series C, Pfd.(g)	65,000	1,417,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	102,181	2,307,247
Rithm Capital Corp., 7.00%, Series D, Pfd.(g)	80,000	1,559,200
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	173,200	3,394,720
Total Preferred Stocks (Cost $14,655,620)		11,941,877
Principal Amount
U.S. Dollar Denominated Bonds & Notes–1.67%
Homebuilding–1.67%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b) (Cost $3,259,250)	$3,250,000	3,228,924
Shares		Value
Money Market Funds–7.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(h)(i)	4,924,730	$4,924,730
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(h)(i)	3,516,815	3,517,166
Invesco Treasury Portfolio, Institutional Class, 5.04%(h)(i)	5,628,263	5,628,263
Total Money Market Funds (Cost $14,070,626)		14,070,159
TOTAL INVESTMENTS IN SECURITIES–128.96% (Cost $297,874,087)		248,475,305
REVERSE REPURCHASE AGREEMENTS– (33.22)%		(64,000,000)
OTHER ASSETS LESS LIABILITIES—4.26%		8,195,433
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$192,670,738
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $179,979,307, which represented 93.41% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(e)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$64,000,000	$(64,000,000)	$—

* Amount does not include excess collateral pledged.

(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$395,652	$12,020,222	$(7,491,144)	$-	$-	$4,924,730	$21,214
Invesco Liquid Assets Portfolio, Institutional Class	283,097	8,585,872	(5,351,307)	(495)	(1)	3,517,166	12,333
Invesco Treasury Portfolio, Institutional Class	452,174	13,737,396	(8,561,307)	-	-	5,628,263	19,256
Total	$1,130,923	$34,343,490	$(21,403,758)	$(495)	$(1)	$14,070,159	$52,803

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Morgan Stanley & Co International PLC	Receive	1 Month Term SOFR	Monthly	(2.21)%	Monthly	12/01/2023	USD	58,000,000	$754,686	$891,040	$136,354

(a)	Open Over-The-Counter Swap Agreements collateralized by $213,681 cash held with Merrill Lynch International, the Counterparty.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$219,234,345	$—	$219,234,345
Preferred Stocks	11,941,877	—	—	11,941,877
U.S. Dollar Denominated Bonds & Notes	—	3,228,924	—	3,228,924
Money Market Funds	14,070,159	—	—	14,070,159
Total Investments in Securities	26,012,036	222,463,269	—	248,475,305
Other Investments - Assets*
Swap Agreements	—	136,354	—	136,354
Reverse Repurchase Agreements	—	(64,000,000)	—	(64,000,000)
Total Investments	$26,012,036	$158,599,623	$—	$184,611,659

*	Unrealized appreciation.
Invesco High Income 2023 Target Term Fund